GENERAL	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1:-	GENERAL

a.	Formula Systems (1985) Ltd. ("Formula") was incorporated in Israel in 1985. Since 1991, Formula's ordinary shares, par value NIS 1.0 per share, have been traded on the Tel Aviv Stock Exchange ("TASE"), and, in 1997, began trading through American Depositary Shares ("ADSs") under the symbol "FORTY" on the NASDAQ Global Market in the United States until January 3, 2011, at which date the listing of Formula's ADSs was transferred to the NASDAQ Global Select Market ("NASDAQ"). Each ADS represents one ordinary share of Formula.

Formula, through its subsidiaries (collectively, the "Company" or the "Group") is engaged in the development, production and marketing of information technology (or "IT") solutions and services. The Group operates through three directly held subsidiaries: Matrix IT Ltd. ("Matrix"); Magic Software Enterprises Ltd. ("Magic") and Sapiens International Corporation N.V ("Sapiens").

On August 21, 2011, following the acquisition by Sapiens of all of the outstanding shares of FIS Software Ltd. and its subsidiaries ("FIS") and IDIT I.D.I. Technologies Ltd. ("IDIT") (see Note 3 for further information), which was mainly financed by the issuance of Sapiens common shares, Formula's interest in Sapiens was diluted from 75.6% to 42.2%. Formula's investment in Sapiens following the dilution was measured under the equity method of accounting. The gain recognized in 2011 in relation of the Company’s loss of control in Sapiens amounted to $ 25,833 and is presented in the income statement as equity in gains of affiliated companies, net. By December 31, 2011, Formula’s interest in Sapiens outstanding common shares increased to 47.3%.

On January 27, 2012, Formula consummated the purchase of Sapiens common shares from two former shareholders of FIS and IDIT (Sapiens' recently acquired companies) and others, resulting in an increase in Formula’s interest in Sapiens' outstanding common shares from 47.3% to 52.1%, following which Formula regained control over Sapiens. As a result, a gain in an amount of $ 3,410 was recorded during 2012 and is presented in the income statement as equity in gains of affiliated companies, net (see additional information in note 3(e)).

For a description of the Company's operations, see Note 17(f).

b.	The following table presents certain information regarding the control and ownership of Formula's significant subsidiaries and affiliates, as of the dates indicated (the list consists only of active companies that are held directly by Formula):

	Percentage of ownership and control
	December 31,
	2011	2012
Name of subsidiary (affiliate)

Matrix	50.0	50.1
Magic	51.1	52.3
Sapiens*	47.3	56.6

*)	From August 21, 2011 until January 27, 2012, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting (see Note 3(e)).

The Company purchases, from time to time, shares of each of its significant subsidiaries, in order to maintain control of each of such subsidiaries.